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                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No. 333-64338


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

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                          VARIABLE ANNUITY ACCOUNT FIVE
                                SUPPLEMENT TO THE
                        SEASONS ADVISOR VARIABLE ANNUITY
                        PROSPECTUS DATED OCTOBER 1, 2001
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The date of the Prospectus has been changed to April 30, 2002.

All references in the Prospectus to the date of the Statement of Additional Information is hereby changed to April 30, 2002.

Effective May 1, 2002, JANUS CAPITAL CORPORATION changed its name to JANUS CAPITAL MANAGEMENT LLC. All references in the Prospectus to Janus Capital Corporation is hereby changed accordingly.

The following paragraph supplements page 4 of the prospectus and is inserted as the first paragraph in the HIGHLIGHTS section:

Anchor National Life Insurance Company is in the process of changing its name to AIG SunAmerica Life Assurance Company. We anticipate this process will take some time to implement in all jurisdictions where we do business. We expect the name change to be completed during 2003. To begin this process we officially changed the name in our stated of domicile, Arizona. However, we continue to do business, today, under the name Anchor National and will refer to the Company by that name throughout this prospectus. You will be notified when the name is changed to AIG SunAmerica Life Assurance Company and we are no longer doing business as Anchor National. Please keep in mind, this is a name change only and will not affect the substance of your contract.

The following paragraph replaces the LEGAL PROCEEDINGS section on page 30 of the prospectus:

There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, with the potential exception of McMurdie, et al. v. SunAmerica Inc., et al, Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. This lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

Date:   May 1, 2002

                Please keep this Supplement with your Prospectus.